Segment reporting	12 Months Ended
Mar. 31, 2022
Disclosure of segment reporting [Abstract]
Disclosure of entity's operating segments [text block]

30.	Segment reporting

The operating segments of the Group are as under:

Network-centric services -
The Network services consist of network services addressing the domestic connectivity needs of Indian enterprises and international inward and outward connectivity needs of International Enterprises. The services include a comprehensive range of Internet protocol based Virtual Private Network, offerings, including intranets, extranets, and remote access applications to both small and large corporate customers. The Group provides MPLS-enabled IP VPN’s through entire network. The Group also provides last mile connectivity to customers.

The cable landing station and investment in submarine cable consortium are other assets extended to international partners for international inward and outward connectivity needs. The cable landing station currently lands 2 major submarine cables; namely Gulf Bridge International (GBI) and the Middle Eastern and North African cable (MENA)

Data Center services
:
  The Group operates 11 Concurrently Maintainable Data Centers, of which six are located in Mumbai (Bombay), one each at Noida (Delhi), Chennai (Madras), Bengaluru, Kolkata and Hyderabad to host mission-critical applications. The Group offers co-location services which allow customers to bring in their own rack-mountable servers and house them in shared racks or hire complete racks, and even rent ‘secure cages’ at the hosting facility as per their application requirements. It also offers a wide variety of managed hosting services, such as storage, back-up and restoration, performance monitoring and reporting hardware and software procurement and configuration and network configuration under this business line.

Digital services
:

The Group offers following services under Digital Services segment:

On-demand hosting (cloud) services offer end-customers with the solutions to Enterprises. On-demand cloud services giving companies the option to “pay as you go” basis.

Remote and Onsite Infrastructure Management services which provide management and support of customer operating systems, applications, and database layers.

Network Operations Center (NOC) services, managed SDWAN and managed Wi-Fi solutions.

Data Centre Build, Network Integration, Information security and End User computing.

Web-applications which include sales force automation, supply chain management, intranet and extranets, workflow engine and knowledge management systems.

Online portals, such as www.sify.com with content on technology and food (Sify Bawarchi).

The Group also offers value-added services to organizations such as website design, development, content management, digital certification services, Online assessment tools, search engine optimization, including domain name management, secure socket layer (SSL) certificate for websites, and server space in required operating system and database. It provides messaging and collaboration services and solutions such as e-mail servers, LAN mail solutions, anti-spam appliances, bulk mail services, instant messaging, and also offer solutions and services to enable data and access security over the Internet, Infrastructure-based services on demand, including on-line testing engine and network management. On-line testing services include test management software, required servers and proctored examination facilities at Sify’s franchisee points. On-line exam engine offered allows a secure and flexible way of conducting examinations involving a wide range of question patterns.

The Chief Operating Decision Maker (“CODM”), i.e., The Board of Directors and the senior management, evaluate the Group’s performance and allocate resources to various strategic business units that are identified based on the products and services that they offer and on the basis of the market served. The measure of profit / loss reviewed by the CODM is “Earnings/loss before interest, taxes, depreciation and amortization” also referred to as “segment operating income / loss”. Revenue in relation to segments is categorized based on items that are individually identifiable to that segment.

Bandwidth costs, which form a significant part of the total expenses, is allocated to Network Services. Manpower costs of Technology resources rendering services to support Infrastructure operations, Managed services and Application services, are identified to respective operating segments specifically. The Group believes that the resulting allocations are reasonable.

Certain expenses, such as depreciation, technology infrastructure and administrative overheads, which form a significant component of total expenses, are not allocable to specific segments as the underlying services are used interchangeably. Management believes that it is not practical to provide segment disclosure of these expenses and, accordingly, they are separately disclosed as “unallocated” and adjusted only against the total income of the Group
.

The Group’s operating segment information for the years ended March 31, 2022, 2021 and 2020, are presented below:

Year ended March 31, 20
22

	Network centric Services	Data Center Services	Digital Services	Total
	(A) (B)		(C )	(D) = (A)+(B)+(C)

Segment revenue	12,011,178	7,494,395	7,520,102	27,025,675
Intersegment Revenues	-	87,753	220,468	308,221
Allocated segment expenses	9,880,381	4,297,871	6,702,094	20,880,346
Intersegment Expenses	250,803	-	57,418	308,221
Segment operating income / (loss)	1,879,994	3,284,277	981,058	6,145,329
Unallocated expenses:
Support Service Unit Costs				(105,285)
Depreciation and amortization				(3,298,047)
Other income / (expense), net				130,728
Finance income				73,577
Finance expenses				(1,098,096)
Profit / (loss) before tax				1,848,206
Income tax (expense) / benefit				(590,261)
Profit / (loss) for the year				1,257,946
Year ended March 31, 20
21

	Network- centric Services	Data Center Services	Digital Services	Total
	(A) (B)		(C)	(D) = (A)+(B)+(C)

Segment revenue	10,939,620	5,540,937	7,838,985	24,319,542
Intersegment Revenues	-	87,753	225,506	313,259
Allocated segment expenses	8,878,254	3,029,653	7,231,665	19,139,572
Intersegment Expenses	255,841		57,418	313,259
Segment operating income / (loss)	1,805,525	2,599,036	775,408	5,179,970
Unallocated expenses:
Support Service Unit Costs				(109,718)
Depreciation and amortization				(2,835,632)
Other income / (expense), net				155,993
Finance income				172,319
Finance expenses				(962,656)
Profit / (loss) before tax				1,600,276
Income tax (expense) / benefit				(68,414)
Profit / (loss) for the year				1,531,862

Year ended March 31, 20
20

	Network- centric Services	Data Center Services	Digital Services	Total
	(A) (B)		(C)	(D) = (A)+(B)+(C)

Segment revenue	11,980,880	3,823,690	7,147,497	22,952,067
Intersegment Revenues	-	87,753	218,506	306,259
Allocated segment expenses	10,218,963	2,260,094	6,335,804	18,814,861
Intersegment Expenses	248,841		57,418	306,259
Segment operating income / (loss)	1,513,076	1,651,349	972,781	4,137,206
Unallocated expenses:
Support Service Unit Costs				(63,612)
Depreciation and amortization				(2,290,777)
Other income / (expense), net				97,155
Finance income				193,877
Finance expenses				(1,054,133)
Profit / (loss) before tax				1,019,716
Income tax (expense) / benefit				(314,339)
Profit / (loss) for the year				705,377

Geographic segments

The Group has two geographic segments India and rest of the world. Revenues from the geographic segments based on domicile of the customer are as follows:

Description	India	Rest of the world	Total
Revenues
Year ended March 31, 2022	22,399,400	4,626,275	27,025,675
Year ended March 31, 2021	20,292,816	4,026,726	24,319,542
Year ended March 31, 2020	17,808,889	5,143,178	22,952,067

The Group does not disclose information relating to non-current assets located in India and rest of the world as the necessary information is not available and the cost to develop it would be excessive.

During the year under review revenue from one customer of the Group's Data center services segment is ₹ 3,038 million which is more than 10% of the Group's total revenue.